UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07532

                          MUNICIPAL ADVANTAGE FUND INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)


              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)



  LAWRENCE G. ALTADONNA - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: OCTOBER 31
                         ----------

Date of reporting period: APRIL 30
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Report to Shareholder

--------------------------------------------------------------------------------


                               Semi-Annual Report

                                          4.30.04


                         MUNICIPAL ADVANTAGE FUND INC.


--------------------------------------------------------------------------------


 MAF
LISTED
[graphic omitted]
THE NEW YORK STOCK EXCHANGE

CONTENTS

Letter to Shareholders ............................1

Performance Summary and Statistics ................2

Schedule of Investments .........................3-8

Statement of Assets and Liabilities ...............9

Statement of Operations ..........................10

Statement of Changes in Net Assets ...............11

Notes to Financial Statements .................12-15

Financial Highlights .............................16







                                                                       P I M C O
                                                                       ---------
                                                                       ADVISORS

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS

                                                                    June 4, 2004

Dear Shareholder:

We are pleased to provide you with the semi-annual report of Municipal Advantage Fund Inc. (the "Fund") for the six months ended April 30, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PA Fund Management LLC (formerly PIMCO Advisors Fund Management LLC), the Fund's investment manager and OpCap Advisors LLC, the Fund's investment adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,




/s/ Stephen Treadway                         /s/ Brian S. Shlissel
--------------------                         ---------------------
Stephen Treadway                             Brian S. Shlissel
CHAIRMAN                                     PRESIDENT, CHIEF EXECUTIVE OFFICER











                       | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 1

MUNICIPAL ADVANTAGE FUND INC. PERFORMANCE SUMMARY AND STATISTICS
April 30, 2004 (unaudited)

--------------------------------------------------------------------------------
SYMBOL:                       PRIMARY INVESTMENTS:            INCEPTION DATE:
MAF                           Municipal fixed-income          April 30, 1993
                              securities, the interest from
OBJECTIVE:                    which is exempt from federal    NET ASSETS (1):
Seek a high level of current  income tax.                     $160.2 million
income exempt from federal
income tax.                                                   PORTFOLIO MANAGER:
                                                              Matthew Greenwald




Total Return (2):                            Market Price                  NAV
--------------------------------------------------------------------------------
Six Months                                   (1.27)%                       0.24%
1 year                                       (0.08)%                       1.38%
3 years                                       7.85%                        6.98%
5 years                                       6.06%                        5.19%
10 years                                      7.44%                        7.16%



COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (4/30/93) to 4/30/04
o at Market Price
o at NAV


MARKET PRICE/NET ASSET VALUE:
----------------------------------------
Market Price                     $12.94
----------------------------------------
Net Asset Value                  $14.49
----------------------------------------
Discount to Net Asset Value      10.70%
----------------------------------------
Market Price Yield (3)            6.49%
----------------------------------------


(Data below represents line chart in the printed piece)

Common Share Price Performance:

4/30/93  15          14.04
         15          14.09
         15          14.08
         15          13.98
         15          14.1
         15          14.11
         15          14.17
         15          14.22
         15          14.33
         15          14.23
         15          14.26
         14.75       14.21
         14.75       13.96
         14.375      14.06
         14.25       14.16
         14.625      14.36
         14.5        14.52
         14.5        14.57
         14.75       14.73
         14.5        14.91
         14.25       14.76
         14.125      14.73
         14.5        14.74
         14.375      14.81
         14.375      14.98
         14.25       14.84
         14.125      14.75
         14.125      14.38
         14          14.4
         13.875      14.29
         13.625      14.37
         14          14.46
         14.125      14.63
         13.5        14.53
         13.875      14.63
         13.875      14.64
         13.875      14.67
         14.125      14.61
         14          14.67
         13.875      14.85
         13.875      14.72
         13.875      14.55
         13.625      14.35
         13.375      14.06
         13.125      13.7
         13.125      13.53
         13          13.64
         12.75       13.46
         12.25       12.89
         12          12.8
         11.875      12.74
         12          12.88
         12          12.83
         11.875      12.65
         11.875      12.6
         11.75       12.84
         11.875      13.04
         12.375      13.27
         12.25       13.35
         12.125      13.12
         12          12.83
         11.875      12.69
         11.75       12.69
         11.625      12.84
         11.25       12.89
         11.5        13.1
         11.375      12.95
         11.125      12.72
         11.125      12.89
         11          12.97
         11.125      13.08
         11          12.77
         10.625      12.61
         10.125      12.49
         10.25       12.44
         10.375      12.22
         10.375      12.38
         10          12.16
         9.875       11.79
         9.5         11.32
         9           10.95
         9.625       10.8
         10.125      11.02
         10.25       11.54
         10.125      11.52
         10          11.76
         9.875       11.7
         9.875       11.79
         10.5        11.86
         10.375      12.07
         10.375      12.06
         10.875      12.25
         11.375      12.66
         11.25       12.71
         11          12.8
         11.25       12.95
         11.375      12.95
         11.375      12.9
         11.125      13.1
         11.25       13.09
         11.25       13.12
         11.375      13.29
         11.375      13.31
         11.25       13.31
         11.125      12.99
         11.125      13.24
         11.5        13.3
         11.375      13.42
         11.5        13.59
         11.875      13.82
         11.625      13.54
         11.625      13.31
         11.625      13.58
         11.5        13.21
         11.625      13.53
         11.75       13.59
         11.75       13.13
         11.125      13.21
         11.375      13.13
         11.375      12.94
         11.25       12.95
         11.25       13.17
         11.375      13.46
         11.375      13.52
         11.25       13.59
         11.375      13.31
         11.25       13.44
         11.375      13.6
         11.5        13.78
         11.625      13.73
         11.5        13.72
         11.625      13.89
         11.75       13.8
         11.625      13.91
         11.75       13.92
         12.125      14.19
         12          14.3
         11.875      14.1
         11.875      14.19
         11.875      14.33
         12          14.24
         12          14.15
         12.125      14.29
         12.25       14.23
         12.375      14.29
         12.5        14.42
         12.25       14.29
         12.125      14.13
         12          14.1
         11.5        13.65
         11.375      13.31
         11.625      13.58
         11.5        13.6
         11.625      13.55
         11.25       13.42
         11.375      13.52
         11.375      13.53
         11.125      13.19
         11.25       13.37
         11.375      13.53
         11.375      13.61
         11.375      13.36
         11.25       13.2
         11.125      13.26
         11.25       13.28
         11.5        13.54
         11.125      13.19
         11.125      13.49
         11.375      13.57
         11.5        13.63
         12          13.88
         11.875      14.02
         11.75       13.86
         11.75       13.71
         11.625      13.58
         11.625      13.54
         11.625      13.79
         11.5        13.65
         11.75       13.84
         12          14.04
         11.875      13.89
         12          13.85
         11.875      13.77
         11.75       13.96
         11.875      14.07
         12          14.04
         12.125      14.11
         12.125      14.26
         12          14.08
         11.875      13.97
         11.625      13.99
         11.75       14.08
         11.875      13.98
         11.875      13.84
         11.875      13.82
         12          13.81
         11.875      13.93
         12.125      14.09
         12          14.2
         12.125      14.14
         12.125      14.04
         12.25       14
         12.125      13.87
         12.25       13.82
         12.25       13.68
         12.125      13.64
         11.875      13.55
         11.875      13.65
         12.125      13.64
         12.25       13.86
         12.25       13.94
         12.25       13.97
         12.25       14
         12.25       14.05
         12.375      14.19
         12.625      14.31
         12.625      14.34
         12.625      14.22
         13.25       14.51
         13.25       14.55
         13.0625     14.67
         13.125      14.64
         13.1875     14.45
         13.0625     14.39
         12.875      14.34
         13          14.4
         13.25       14.43
         13.25       14.42
         13.0625     14.55
         13.4375     14.56
         13.5        14.63
         13.1875     14.47
         13.375      14.37
         13.3125     14.47
         13.1875     14.64
         13.1875     14.57
         13          14.56
         13.25       14.64
         13.25       14.67
         13.3125     14.76
         13.25       14.83
         13.625      14.91
         13.6875     14.94
         13.8125     14.97
         13.8125     15.18
         13.875      15.12
         13.75       14.99
         13.625      15.05
         13.75       15.02
         13.75       15.04
         13.8125     15.04
         13.6875     14.95
         13.5625     14.83
         13.9375     14.88
         13.625      14.94
         13.4375     14.92
         13.5        15.06
         13.5        14.88
         13.3125     14.77
         13.1875     14.75
         13.125      14.8
         13.0625     14.84
         13.1875     14.92
         13.25       15.01
         13.4375     15.01
         13.625      15.04
         13.625      14.98
         13.5        14.97
         13.5625     14.99
         13.6875     15.04
         13.5625     14.91
         13.625      14.96
         13.6875     14.96
         13.5625     15.02
         13.5        15.07
         13.6875     15.17
         13.625      15.26
         13.4375     15.19
         13.625      15.25
         13.5625     15.24
         13.6875     15.32
         14.1875     15.54
         14.0625     15.28
         14.1875     15.36
         14.125      15.2
         14.125      15.24
         14.1875     15.11
         14.1875     15.12
         14.1875     15.18
         14.375      15.19
         14.375      15.27
         14.25       15.32
         14.375      15.22
         14.25       15.09
         14.375      15.16
         14.4375     15.13
         14          15.14
         14.125      15.19
         14          15.3
         14.0625     15.19
         13.875      15.11
         13.9375     15.16
         13.875      15.11
         13.9375     15.06
         13.875      15.1
         13.625      15.09
         13.625      15.04
         13.75       15.01
         13.75       15.09
         13.375      15.01
         13.5        14.99
         13.25       14.96
         13.3125     14.88
         13.1875     14.71
         13.1875     14.75
         13.0625     14.71
         13          14.64
         12.5625     14.39
         12.625      14.41
         12.5        14.25
         12.75       14.32
         12.75       14.33
         12.75       14.37
         12.75       14.33
         12.875      14.21
         12.6875     13.98
         12.1875     13.7
         12.375      13.69
         12.375      13.84
         12.4375     13.76
         12.125      13.78
         12          13.66
         11.75       13.66
         11.875      13.52
         11.9375     13.47
         11.5625     13.22
         11.375      13.09
         11.75       13.18
         11.9375     13.41
         12          13.39
         12.25       13.38
         12.0625     13.34
         11.8125     13.3
         11.875      13.31
         11.6875     13.07
         11.4375     12.99
         11.5625     13.02
         11.6875     12.95
         11.75       12.84
         11.6875     12.77
         11.875      12.78
         12          12.87
         11.9375     12.84
         11.75       12.9
         11.375      13.01
         11.25       13.08
         11.0625     13.15
         11.0625     13.22
         11.125      13.43
         11.1875     13.43
         11.5        13.52
         11.3125     13.4
         11.4375     13.31
         11.4375     13.18
         11.3125     12.86
         11.125      12.73
         11.0625     12.7
         10.875      12.83
         11.3125     13.1
         11.1875     13.23
         11.25       13.36
         11.0625     13.33
         11.125      13.39
         11.5625     13.5
         11.6875     13.54
         11.5625     13.51
         11.5        13.57
         11.5        13.65
         11.6875     13.73
         11.75       13.72
         11.6875     13.81
         11.75       13.83
         11.875      13.85
         11.875      13.71
         11.75       13.62
         11.6875     13.6
         11.4375     13.59
         11.375      13.62
         11.3125     13.71
         11.375      13.75
         11.4375     13.73
         11.4375     13.7
         11.375      13.69
         11.3125     13.75
         11.375      13.85
         11.4375     14.08
         11.5        14.24
         11.875      14.35
         12.125      14.36
         12.4375     14.58
         12.5        14.54
         12.5625     14.53
         12.5625     14.35
         12.75       14.47
         12.95       14.49
         12.81       14.38
         12.8        14.35
         12.89       14.42
         12.84       14.48
         12.85       14.53
         12.7        14.57
         12.55       14.49
         12.57       14.43
         12.58       14.27
         12.4        14.1
         12.34       14.1
         12.44       14.09
         12.37       14.21
         12.39       14.16
         12.34       14.21
         12.34       14.22
         12.39       14.25
         12.33       14.29
         12.38       14.4
         12.45       14.36
         12.53       14.38
         12.7        14.34
         12.78       14.34
         12.67       14.33
         12.63       14.48
         12.72       14.55
         12.77       14.62
         12.97       14.71
         12.97       14.77
         13          14.81
         13.09       14.89
         13.08       14.87
         12.55       14.6
         12.75       14.66
         13.26       14.85
         12.94       14.71
         13          14.74
         13.05       14.82
         13.2        14.98
         13.2        14.67
         12.98       14.55
         13.01       14.54
         12.84       14.27
         12.61       14.18
         12.95       14.19
         12.96       14.22
         13.04       14.3
         13          14.5
         13.18       14.56
         13.12       14.44
         13.23       14.5
         13.31       14.57
         13.31       14.53
         13.12       14.64
         13.25       14.63
         13          14.37
         12.82       14.21
         12.63       14.14
         12.72       14.14
         12.66       14.26
         12.65       14.31
         12.66       14.29
         12.72       14.39
         12.76       14.4
         12.86       14.43
         13          14.33
         12.89       14.22
         12.79       14.37
         12.96       14.46
         13.09       14.48
         13.12       14.55
         13.18       14.58
         13.24       14.57
         13.3        14.59
         13.39       14.68
         13.35       14.73
         13.44       14.81
         13.53       14.79
         13.73       14.84
         13.48       14.81
         13.45       14.81
         13.55       14.9
         13.75       15.11
         13.85       15.13
         13.81       15.28
         13.82       15.3
         13.97       15.35
         13.97       15.31
         13.7        15.16
         12.95       14.64
         12.7        14.57
         13.15       14.81
         13.15       14.98
         13.1        14.76
         12.98       14.67
         13.09       14.64
         13.14       14.8
         13.09       14.81
         13.09       14.91
         13.23       15
         13.3        15.09
         13.25       15
         13.06       14.88
         12.96       14.83
         13.05       14.89
         13.24       14.88
         13.44       14.94
         13.47       14.92
         13.38       14.99
         13.47       15.19
         13.55       15.3
         13.59       15.22
         13.51       14.78
         13.62       15
         13.75       15.09
         13.76       14.99
         13.57       14.95
         13.7        15.04
         13.7        15.19
         13.97       15.23
         13.94       15.39
         14.18       15.56
         14.17       15.68
         14.31       15.6
         14.35       15.67
         14.35       15.79
         14.2        15.41
         14.18       15.29
         14.21       15.27
         14.11       15.21
         13.53       14.98
         13.49       14.82
         13.63       14.42
         13.51       14.68
         13.42       14.39
         13.41       14.46
         13.16       14.53
         13.41       14.63
         13.5        14.8
         13.68       14.91
         13.53       15
         13.55       14.93
         13.6        14.77
         13.4        14.71
         13.5        14.91
         13.57       14.93
         13.7        14.88
         13.68       15.04
         13.74       15.14
         13.89       15.13
         13.93       15.09
         13.83       15.06
         13.89       15.26
         13.88       15.2
         14.04       15.12
         14.08       15.38
         14.24       15.39
         14.43       15.28
         14.22       15.11
         14.4        15.26
         14.54       15.35
         14.51       15.37
         14.52       15.46
         14.69       15.57
         14.71       15.61
         14.61       15.52
         14.48        15.3
         14.19       14.88
         13.55       14.93
         13.31       14.76
         13.07       14.63
4/30/04  12.94       14.49


(1) Inclusive of net assets attributable to Preferred Stock outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at April 30, 2004.

2 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

---------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)    Value
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS--97.8.%
---------------------------------------------------------------------------------------------------
               ALABAMA--0.7%
   $1,000      State Docks Dept. Fac. Rev., 6.15%, 10/1/14 (MBIA) (a)       Aaa/AAA     $ 1,098,000
                                                                                        ============
               ARIZONA--1.8%
    2,540      State Univ. Rev., 5.50%, 7/1/17 (FGIC)                       Aaa/AAA       2,763,749
                                                                                        ============
               CALIFORNIA--7.5%
    1,000      Foothill/Eastern Corridor Agcy. Toll Rd. Rev.,
                  5.75%, 1/15/40                                            Baa3/NR         984,990
    5,000      Golden State Tobacco Securitization Corp. Rev.,
                  5.00%, 6/1/38 (AMBAC)                                     Aaa/AAA       4,825,400
    1,000      State Dept. Water Res. Rev., 5.50%, 5/1/16,
                  Ser. A (AMBAC)                                            Aaa/AAA       1,090,020
    5,000      State GO, 5.25%, 4/1/34                                      Baa1/BBB      4,930,700
                                                                                        ------------
                                                                                         11,831,110
                                                                                        ============
               COLORADO--3.9%
               Denver City & Cnty. Airpt. Rev., (MBIA),
    1,500         5.60%, 11/15/25, Ser. C (a)                               Aaa/AAA       1,525,215
    3,000         5.75%, 11/15/17, Ser. B (a)                               Aaa/AAA       3,179,370
    1,500      Denver Convention Center Auth. Rev.,
                  5.00%, 12/1/21, Ser. A (XLCA)                             Aaa/AAA       1,522,770
                                                                                        ------------
                                                                                          6,227,355
                                                                                        ============
               DISTRICT OF COLUMBIA--1.4%
               State GO,
      955         5.25%, 6/1/27 Ser. A, (MBIA)
                  (Pre-refunded @101, 6/1/08) (b)                           Aaa/AAA         966,851
      145         5.25% 6/1/27 Ser. A, (MBIA)                               Aaa/AAA         160,664
    1,000      World Wildlife Fund, 6.00%, 7/1/18, Ser. A (AMBAC)           Aaa/AAA       1,127,770
                                                                                        ------------
                                                                                          2,255,285
                                                                                        ============
               FLORIDA--4.3%
    1,000      Jacksonville Port. Auth. Airpt. Rev.,
                  6.25%, 10/1/24, Ser. A (FGIC) (a)                         Aaa/AAA       1,066,660
    5,700      Miami-Dade Cnty. Juvenile Obligation Proj.,
                  5.00%, 4/1/35 Ser. A (AMBAC)                              Aaa/AAA       5,671,329
                                                                                        ------------
                                                                                          6,737,989
                                                                                        ============
               GEORGIA--1.9%
    1,000      Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser.                  AA3/NR       1,055,630
    1,750      Cherokee Cnty. Water & Sewer Auth. Rev.,
                  5.50%, 8/1/23 (MBIA)                                      Aaa/AAA       1,909,617
                                                                                        ------------
                                                                                          2,965,247
                                                                                        ============
               HAWAII--2.7%
    1,000      State Airpt. Syst. Rev., 5.75%, 7/1/21, Ser. A (FGIC)        Aaa/AAA       1,086,880
    3,000      State Dept. of Budget & Finance, Hawaiian Elec. Co.,
                  5.75%, 12/1/18, Ser. B (AMBAC) (a)                        Aaa/AAA       3,234,120
                                                                                        ------------
                                                                                          4,321,000
                                                                                        ============

                       | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 3

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited) (continued)

---------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)    Value
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------
               ILLINOIS--11.0%
   $1,145      Chicago O' Hare Intl. Airpt. Rev.,
                  5.50%, 1/1/15 (AMBAC)                                     Aaa/AAA     $ 1,238,020
    1,800      Chicago School Board of Education Reform GO,
                  5.25%, 12/1/21, Ser. A                                    Aaa/AAA       1,930,932
    1,000      Chicago Wastewater Transmission Rev.,
                  6.00%, 1/1/17 (MBIA)
                  (Pre-refunded @ 101, 1/1/10) (b)                          Aaa/AAA       1,151,870
    1,000      Chicago Water Rev., 5.25%, 11/1/17 (FGIC)                    Aaa/AAA       1,056,580
    1,000      Health Facs. Auth. Rev., Centegra Health Syst.,
                  5.25%, 9/1/24                                               NR/A-         955,410
    1,000      Madison & St. Clair Cmnty. School Dist., GO,
                  5.50%, 2/1/16 (FGIC)                                      Aaa/AAA       1,082,820
    1,100      McHenry & Lake Cntys., Cmnty. High School Dist., GO,
                  5.125%, 1/1/19 (FGIC)                                     Aaa/NR        1,143,153
    2,500      Metropolitan Pier & Exposition Auth.,
                  5.25%, 6/15/27, Ser. A (AMBAC)                            Aaa/AAA       2,521,950
    1,005      Regional Transmission Auth., 5.50%, 6/1/16, Ser. B (FGIC)    Aaa/AAA       1,115,701
    2,300      State GO, 5.50%, 4/1/16                                      Aaa/AAA       2,497,018
    1,500      State Sales Tax Rev., 5.375%, 6/15/16                        Aa3/AAA       1,611,375
    1,000      State Toll Highway Auth. Rev.,
                  5.50%, 1/1/15, Ser. A (FSA)                               Aaa/AAA       1,107,180
                                                                                        ------------
                                                                                         17,412,009
                                                                                        ============
               INDIANA--2.5%
    1,000      Indianapolis Local Pub. Impt., 5.00%, 2/1/17, Ser. A         Aaa/AAA       1,044,090
    1,040      Indianapolis Marion Cnty. Pub., GO, 5.00%, 7/1/20            Aa2/AAA       1,065,095
    1,795      Merrillville School Bldg. Corp., 5.00%, 1/5/21 (MBIA)        Aaa/AAA       1,831,762
                                                                                        ------------
                                                                                          3,940,947
                                                                                        ============
               KENTUCKY--1.4%
    2,125      Louisville & Jefferson Cnty. Reg. Airpt. Auth. Syst. Rev.,
                  5.375%, 7/1/23, Ser. A (FSA) (a)                          Aaa/AAA       2,180,335
                                                                                        ============
               LOUISIANA--1.0%
    1,500      New Orleans GO, 6.125%, 10/1/16 (AMBAC)                      Aaa/AAA       1,601,490
                                                                                        ============
               MASSACHUSETTS--3.6%
      540      State College Bldg. Auth. Proj. Rev., 5.625%, 5/1/16,
                  Ser. A (MBIA) (Prerefunded @ 101, 5/1/09) (b)             Aaa/NR          610,427
    1,500      State GO, 5.50%, 11/1/20, Ser. C
                  (Pre-refunded @ 100, 11/1/12) (b)                         Aa2/AA-       1,678,950
               State Health & Educ. Fac. Auth. Rev.,
    1,000         5.125%, 7/1/19, Ser. B                                    Aa3/AA-       1,017,630
    2,250         6.25%, 12/1/22, Ser. G-1                                    A2/A        2,350,035
       90      State Water Poll. Abatement Trust, 6.375%, 2/1/15, Ser. A    Aaa/AA+          92,136
                                                                                        ------------
                                                                                          5,749,178
                                                                                        ============

4 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited) (continued)

---------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)    Value
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------
               MICHIGAN--3.5%
   $1,065      Bloomingdale Pub. School Dist., No. 16, GO,
                  5.50%, 5/1/19                                             Aa1/AA+     $ 1,148,815
    2,000      Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC)                Aaa/AAA       2,214,540
    1,075      Lincoln School Dist., GO, 5.50%, 5/1/19                      Aa1/AA+       1,159,602
    1,000      State Poll. Control. Rev., Gen. Motors Corp.,
                  6.20%, 9/1/20                                             Baa1/BBB      1,022,690
                                                                                        ------------
                                                                                          5,545,647
                                                                                        ============
               NEVADA--2.9%
    1,100      Clark Cnty. Park & Regl. Justice Ctr., 5.50%, 11/1/17        Aa2/AA        1,196,437
    2,000      Clark Cnty. Passenger Fac. Charge Rev.,
                  5.75%, 7/1/23, (MBIA)                                     Aaa/AAA       2,085,220
               Housing Div. Rev.,
      185         5.65%, 4/1/22, Ser. A                                       NR/AA         187,607
      380         5.95%, 4/1/22                                             Aa2/AA          402,504
      305         6.125%, 4/1/22, Ser. B-2 (FHA)                            Aa2/AA          316,776
      345         6.20%, 4/1/17, Ser. B-1 (AMBAC)                           Aaa/AAA         345,335
                                                                                        ------------
                                                                                          4,533,879
                                                                                        ============
               NEW HAMPSHIRE--0.8%
    1,000      Higher Educ. & Health Fac. Auth. Rev., 6.125%, 10/1/13       Baa1/NR       1,023,160
               State Housing Finance Auth.,
       95         6.50%, 7/1/14, Ser. D (a)                                 Aa2/NR           95,670
      135         6.90%, 7/1/19, Ser. C (a)                                 Aa2/NR          139,166
                                                                                        ------------
                                                                                          1,257,996
                                                                                        ============
               NEW JERSEY--5.5%
    1,000      Economic Dev. Auth. Heating & Cooling Rev.,
                  6.20%, 12/1/07, Ser. B (a)                                NR/BBB-       1,002,050
    7,700      State Economic Dev. Auth. Rev.,
                  4.375%, 9/1/29, Ser. G (AMBAC)                            Aaa/AAA       7,043,498
      750      Tobacco Settlement Fin. Corp., 6.75%, 6/1/39                 Baa3/BBB        702,465
                                                                                       ------------
                                                                                          8,748,013
                                                                                       ============
               NEW YORK--5.7%
               Metropolitan Trans. Auth., Ser. A,
    1,000         5.50%, 11/15/14 (AMBAC)                                   Aaa/AAA       1,122,480
    1,000         5.75%, 1/1/16                                               A3/AA-      1,117,270
    1,750      State GO, 5.25%-5.50%, 9/15/19-9/15/33, Ser. C                 A2/A        1,812,990
       15      State Medical Care Fac. Fin. Agcy. Rev., 6.50%, 8/15/24       A3/AA-          15,529
    1,000      State Mtg. Agcy. Rev., 5.80%, 10/1/12                         Aa1/NR       1,027,600
    1,000      State Urban Dev. Corp. Rev., Personal Income Tax,
                  5.50%, 3/15/18, Ser. C-1 (FGIC)                            Aaa/AAA      1,090,790




                       | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 5

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited) (continued)

---------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)    Value
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------
               NEW YORK--(CONCLUDED)
         $2,825   Triborough Bridge & Tunnel Auth. Revs.,
                           5.125%, 11/15/29, Ser. B                          Aa3/AA-    $ 2,847,289
                                                                                        ------------
                                                                                          9,033,948
                                                                                        ============
               NORTH DAKOTA--0.8%
               State Housing Fin. Agcy. Rev.,
      798         5.50%, 7/1/18, Ser. C (a)                                  Aa2/NR         817,312
      410         5.85%, 7/1/10, Ser. A (a)                                  Aa2/NR         421,029
                                                                                        ------------
                                                                                          1,238,341
                                                                                        ============
               OHIO--2.1%
    1,155      Akron Sewer Syst. Rev., 5.25%, 12/1/18 (MBIA)                Aaa/NR        1,223,977
    1,000      Hamilton Cnty. Sewer Syst. Rev.,
                  5.75%, 12/1/25, Ser. A (MBIA)                             Aaa/AAA       1,074,860
      885      Summit Cnty., GO, 6.25%, 12/1/15 (FGIC)
                 (Pre-refunded @ 101, 12/1/10) (b)                          Aaa/AAA       1,041,264
                                                                                        ------------
                                                                                          3,340,101
                                                                                        ============
               PENNSYLVANIA--2.0%
    2,000      Allegheny Cnty. Hosp. Dev. Auth.,
                  6.00%, 7/1/23, Ser. B (MBIA)                              Aaa/AAA       2,276,700
      845      South Wayne Cnty. Water and Sewer,
                  5.95%, 10/15/13 (AMBAC)                                   Aaa/AAA         946,882
                                                                                        ------------
                                                                                          3,223,582
                                                                                        ============
               SOUTH CAROLINA--2.3%
    1,000      Charleston Cnty., GO, 6.125%, 9/1/13                         Aa1/AA+       1,141,990
    1,000      State Public Service Auth. Rev.,
                  5.75%, 1/1/15, Ser. A (MBIA)                              Aaa/AAA       1,109,400
    1,450      York Cnty. Ind. Rev., 5.70%, 1/1/24 (a)                      Baa2/BBB      1,379,327
                                                                                        ------------
                                                                                          3,630,717
                                                                                        ============
               SOUTH DAKOTA--0.7%
      920      Heartland Consumer Pwr. Dist. Rev., 7.00%, 1/1/16            Aaa/AAA       1,082,868
                                                                                        ============
               TENNESSEE--1.1%
      670      Housing Dev. Agcy., 6.375%, 7/1/22 (a)                       Aa2/AA          673,933
      960      Memphis-Shelby Cnty. Airpt. Auth. Rev.,
                  6.25% 3/1/15, Ser. D (AMBAC) (a)                          Aaa/AAA       1,067,635
                                                                                        ------------
                                                                                          1,741,568
                                                                                        ============
               TEXAS--16.7%
    1,000      Alliance Airpt. Auth. Rev., Fed. Express Corp.,
                  6.375%, 4/1/21 (FGIC)                                     Baa2/BBB      1,052,240
    1,195      Arlington GO, 5.00%, 8/15/16                                 Aa2/AA        1,246,265
    1,000      Corpus Christi Refin. & Impt., GO., 5.00%, 3/1/21 (FSA)      Aaa/AAA       1,019,650
    2,000      Cypress-Fairbanks Indpt. School Dist., GO, 5.50%, 2/15/17    Aaa/AAA       2,162,380



6 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited) (continued)

---------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)    Value
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------
               TEXAS--(CONCLUDED)
   $3,400      Fort Bend Indpt. School Dist., GO., 5.25%, 8/15/18           NR/AAA      $ 3,592,780
    1,250      Houston Indpt. School Dist., GO, 4.75%, 2/15/22, Ser. A      Aaa/AAA       1,224,912
    1,000      Houston Univ. Rev., 5.25%, 2/15/17 (MBIA)                    Aaa/AAA       1,057,290
               Houston Water Conveyance Syst., CP, (AMBAC),
    1,000         6.25%, 12/15/14, Ser. J                                   Aaa/AAA       1,166,720
    1,400         7.50%, 12/15/15, Ser. H                                   Aaa/AAA       1,781,248
    1,500      Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17 (a)     Aa1/AA+       1,540,395
    1,000      South San Antonio Indpt. School Dist., GO,
                  5.00%, 8/15/21                                            Aaa/AAA       1,018,960
      525      State Housing Fin. Assist, GO, 5.15%, 6/1/24, Ser. A         Aa1/AA          544,504
      500      State Pub. Fin. Auth. Bldg. Rev.,
                  5.625%, 8/1/19, Ser. B (FSA)                              Aaa/AAA         544,780
    2,000      Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA)                 Aaa/AAA       2,165,020
               Water Dev. Board Rev.,
    1,000         5.75%, 7/15/14, Ser. B                                    Aaa/AAA       1,111,730
      400         5.75%, 7/15/17, Ser. A                                    Aaa/AAA         445,124
                                                                                        ------------
                                                                                         26,437,998
                                                                                        ============
               UTAH--0.3%
               State Housing Fin. Agcy. (FHA),
      105         6.35%, 7/1/11                                             Aaa/NR          105,590
      350         6.55%, 1/1/22-7/1/26                                      Aaa/AAA         353,597
                                                                                        ------------
                                                                                            459,187
                                                                                        ============
               VERMONT--0.2%
      260      Housing Fin. Agcy., 5.70%, 5/1/12, Ser. 9, (MBIA) (a)        Aaa/AAA         269,714
                                                                                        ============
               VIRGINIA-- 2.6%
    3,000      Commonwealth Trans. Board Rev., U.S. Rte. 58,
                  5.25%, 5/15/16                                            Aa1/AA+       3,201,600
    1,000      Virginia Beach GO, Ser. A, 4.25%, 5/1/23                     Aa1/AA+         914,310
                                                                                        ------------
                                                                                          4,115,910
                                                                                        ============
               WASHINGTON--4.2%
    1,205      Franklin Cnty. Pub. Util. Rev., 5.625%, 9/1/15 (MBIA)        Aaa/AAA       1,325,391
    1,500      Port Seattle Rev., 5.625%, 2/1/24, Ser. B (MBIA)             Aaa/AAA       1,546,080
    3,000      State GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B         Aa1/AA       3,158,280
      500      Vancouver GO, 5.25%, 12/1/18 (MBIA)                          Aaa/AAA         542,005
                                                                                        ------------
                                                                                          6,571,756
                                                                                        ============
               WEST VIRGINIA--1.3%
    2,000      Braxton Cnty. Solid Waste Disp. Rev., Weyerhaeuser Co.,
                  6.125%-6.50%, 4/1/25-4/1/26 (a)                           Baa2/BBB      2,065,900
                                                                                        ============
               WISCONSIN--0.7%
    1,035      State GO, 5.30%, 5/1/23, Ser. B (a)                          Aa3/AA-       1,039,958
                                                                                        ============

                       | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 7

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited) (concluded)

---------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)    Value
---------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------------------------
               WYOMING--0.7%
   $1,000      Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A                NR/AA     $  1,062,240
                                                                                       =============
               Total Municipal Bonds (cost-$151,285,439)                                154,483,017
                                                                                       =============

----------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS--0.7%
----------------------------------------------------------------------------------------------------
               PUERTO RICO--0.7%
    1,000      Commonwealth Hwy. & Transportation Auth Rev.,

                  5.50%, 7/1/16 (FGIC) (cost-$1,194,490)                    Aaa/AAA       1,128,930
                                                                                       =============

----------------------------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (C)--1.5%
----------------------------------------------------------------------------------------------------
               NEW YORK--0.8%
    1,200      State GO, 1.06%, 5/3/04                                      Aa3/AA+       1,200,000
                                                                                       =============
               WYOMING--0.7%
    1,200      Lincoln Cnty. Poll. Ctrl. Rev., 1.03%, 5/3/04, Ser. A        Aaa/AAA       1,200,000
                                                                                       =============

               Total Short-Term Variable Rate Demand Notes (cost-$2,400,000)              2,400,000
                                                                                       =============

TOTAL INVESTMENTS (cost-$154,879,929+)--100%                                           $158,011,947
                                                                                       =============
====================================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Subject to Alternative Minimum Tax

(b) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c) Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next call date.

+ The cost basis of portfolio securites for federal income tax purposes is $154,879,929. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $5,022,481, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,890,463; net unrealized appreciation for federal income tax purposes is $3,132,018.

================================================================================
GLOSSARY:

AMBAC--insured by American Municipal Bond Assurance Corp.
CP--Certificates of Participation
FGIC--insured by insured Financial Guaranty Insurance Co.
FHA--insured by Federal Housing Administration
FSA--insured by Financial Security Assurance, Inc.
GO--General Obligation Bonds
MBIA--insured by Municipal Bond Investors Assurance
NR--not rated
XLCA--Insured by XL Capital Assurance

8 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost-$154,879,929)                          $158,011,947
-------------------------------------------------------------  -----------------
Cash                                                                    108,787
-------------------------------------------------------------  -----------------
Receivable for investments sold                                       5,233,039
-------------------------------------------------------------  -----------------
Interest receivable                                                   2,452,219
-------------------------------------------------------------  -----------------
Cash collateral held at broker for futures contracts                     81,000
-------------------------------------------------------------  -----------------
Prepaid expenses                                                          3,545
-------------------------------------------------------------  -----------------
Total Assets                                                        165,890,537
=============================================================  =================

LIABILITIES:
Payable for investments purchased                                     4,963,583
-------------------------------------------------------------  -----------------
Dividends payable to common and preferred shareholders                  546,192
-------------------------------------------------------------  -----------------
Investment management fee payable                                        80,023
-------------------------------------------------------------  -----------------
Payable for variation margin on futures contracts                        15,000
-------------------------------------------------------------  -----------------
Accrued expenses                                                        111,199
-------------------------------------------------------------  -----------------
TOTAL LIABILITIES                                                      5,715,997
-------------------------------------------------------------  -----------------
PREFERRED STOCK ($0.001 PAR VALUE;  $50,000 NET ASSET AND
LIQUIDATION  VALUE PER SHARE APPLICABLE TO 1,100 SHARES
ISSUED AND OUTSTANDING)                                              55,000,000
-------------------------------------------------------------  -----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       $105,174,540
=============================================================  =================

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
COMMON STOCK:
  Par value ($0.001 per share, applicable to 7,257,093 shares
    issued and outstanding)                                        $      7,257
-------------------------------------------------------------  -----------------
  Paid-in-capital in excess of par                                  100,618,353
-------------------------------------------------------------  -----------------
Dividends in excess of net investment income                            (84,543)
-------------------------------------------------------------  -----------------
Accumulated net realized gain                                         1,505,427
-------------------------------------------------------------  -----------------
Net unrealized appreciation of investments and futures
  contracts                                                           3,128,046
-------------------------------------------------------------  -----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       $105,174,540
=============================================================  =================
NET ASSET VALUE PER COMMON SHARE                                         $14.49
=============================================================  =================








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                       | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 9

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF OPERATIONS
Six months ended April 30, 2004 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                             $3,949,144
=============================================================  =================

EXPENSES:
Investment management fees                                              492,783
-------------------------------------------------------------  -----------------
AUCTION AGENT FEES AND COMMISSIONS                                       72,767
-------------------------------------------------------------  -----------------
Audit and tax service fees                                               28,485
-------------------------------------------------------------  -----------------
Custodian fees                                                           27,275
-------------------------------------------------------------  -----------------
Shareholder reports                                                      22,045
-------------------------------------------------------------  -----------------
Transfer agent fees                                                      17,334
-------------------------------------------------------------  -----------------
Legal fees                                                               16,590
-------------------------------------------------------------  -----------------
Directors' fees and expenses                                             15,682
-------------------------------------------------------------  -----------------
Investor relations expense                                                3,266
-------------------------------------------------------------  -----------------
Insurance expense                                                         2,587
-------------------------------------------------------------  -----------------
Miscellaneous                                                             8,017
-------------------------------------------------------------  -----------------
Total expenses                                                          706,831
-------------------------------------------------------------  -----------------
Less: custody credits earned on cash balances                              (737)
-------------------------------------------------------------  -----------------
   Net expenses                                                         706,094
=============================================================  =================


NET INVESTMENT INCOME                                                 3,243,050
=============================================================  =================

REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
  Investments                                                         1,399,436
-------------------------------------------------------------  -----------------
  Futures contracts                                                     105,986
-------------------------------------------------------------  -----------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                        (3,998,008)
-------------------------------------------------------------  -----------------
  Futures contracts                                                      (3,972)
-------------------------------------------------------------  -----------------
Net realized and unrealized loss on investments and futures
   contracts                                                         (2,496,558)
-------------------------------------------------------------  -----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
  OPERATIONS                                                             746,492
=============================================================  =================
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED STOCK FROM:
  NET INVESTMENT INCOME                                                (288,990)
=============================================================  =================
  NET REALIZED GAINS                                                    (34,642)
=============================================================  =================
TOTAL DIVIDENDS AND DISTRIBUTIONS ON PREFERRED STOCK                   (323,632)
=============================================================  =================
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                                   $422,860
=============================================================  =================













10 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF CHANGES IN NET ASSETS
                              APPLICABLE TO COMMON SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                     Six months
                                                                        ended             Year ended
                                                                   April 30, 2004         October 31,
                                                                     (unaudited)             2003
                                                                   --------------        ------------
INVESTMENT OPERATIONS:
Net investment income                                              $   3,243,050         $  6,621,718
-----------------------------------------------------------------  ----------------------------------
Net realized gain on investments and futures contracts                 1,505,422            1,165,925
-----------------------------------------------------------------  ----------------------------------
Net change in unrealized appreciation/depreciation of investments
  and futures conracts                                                (4,001,980)             (82,365)
-----------------------------------------------------------------  ----------------------------------
Net increase in net assets resulting from investment operations          746,492            7,705,278
-----------------------------------------------------------------  ----------------------------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED STOCK FROM:
  Net investment income                                                 (288,990)            (604,891)
-----------------------------------------------------------------  ----------------------------------
  Net realized gains                                                     (34,642)                  --
-----------------------------------------------------------------  ----------------------------------
Total dividends and distributions on preferred stock                    (323,632)            (604,891)
-----------------------------------------------------------------  ----------------------------------
Net increase in net assets applicable to common shareholders
   resulting from investment operations.                                 422,860            7,100,387
-----------------------------------------------------------------  ----------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net Investment Income                                               (3,193,121)          (6,458,814)
-----------------------------------------------------------------  ----------------------------------
  Net realized gains                                                    (369,894)                  --
-----------------------------------------------------------------  ----------------------------------
Total dividends and distributions to common shareholders              (3,563,015)          (6,458,814)
-----------------------------------------------------------------  ----------------------------------
Total increase (decrease) in net assets applicable to common
  shareholders                                                        (3,140,155)             641,573
-----------------------------------------------------------------  ----------------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                  108,314,695          107,673,122
-----------------------------------------------------------------  ----------------------------------
End of period (including  dividends in excess of net investment income of $84,543 and undistributed net investment income of
  $154,518, respectively)                                           $105,174,540         $108,314,695
=================================================================  ==================================










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                      | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 11

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Municipal Advantage Fund Inc. (the "Fund") was incorporated in the State of Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant  accounting  policies  followed by the
Fund:

(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service approved by the Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield date relating to investments or securities with similar characteristics. The value of the Funds' investments is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts and premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(D) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in-capital in excess of par.






12 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (concluded)

(E) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Fund invests in futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. The use of futures involves the risk of imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

(F) CUSTODY CREDITS EARNED ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND INVESTMENT ADVISER

The Fund has an Investment Management Agreement with PA Fund Management LLC, formerly PIMCO Advisors Fund Management LLC (the "Investment Manager"). The Investment Manager supervises the Fund's investment program, including advising and consulting with OpCap Advisors LLC (the "Investment Adviser") regarding the Fund's overall investment strategy. The Investment Manager also provides services necessary to carry on the Fund's general administrative and corporate governance affairs. The Investment Manager and Investment Adviser are indirect wholly-owned subsidiaries of Allianz Dresdner Asset Management of America L.P. ("ADAM"). ADAM is an indirect-majority-owned subsidiary of Allianz AG. The Investment Manager, for its services, receives a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets, inclusive of net assets attributable to any preferred stock that may be outstanding. The Investment Adviser receives from the Investment Manager (not the Fund) a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets, inclusive of net assets attributable to any preferred stock that may be outstanding. The
Investment Manager informed the Fund that it paid the Investment Adviser $295,670 for the six months ended April 30, 2004.

3. INVESTMENTS IN SECURITIES

For the six months ended April 30, 2004, aggregate purchases and sales of investments, other than short-term securities, were $58,291,598 and $57,368,706, respectively.

(a) Future contracts outstanding at April 30, 2004:

                               # of            Expiration         Unrealized
            Type             Contracts            Date           Depreciation
       --------------     --------------     --------------     --------------
     Long: U.S. Treasury
        30 Year Bond            30               6/30/04           $3,972

4. CAPITAL

There are 100 million shares of $0.001 par value common stock authorized.

For the six months ended April 30, 2004 and the year ended October 31, 2003, there were no transactions in shares of common stock.




                      | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 13

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------


5. AUCTION RATE PREFERRED STOCK

The Fund has issued 1,100 shares of Preferred Stock with a net asset and liquidation value of $50,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. The annualized dividend rate ranged from 0.849% to 2.15% during the six months ended April 30, 2004 and was 1.00% at April 30, 2004. Distributions of net realized gains, if any, are paid annually to Preferred Stockholders.

The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Stock.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS/ANNOUNCEMENTS

On May 3, 2004, a dividend of $0.070 per share was declared to common shareholders payable June 1, 2004 to shareholders of record on May 14, 2004.

On June 1, 2004, a dividend of $0.070 per share was declared to common shareholders payable July 1, 2004 to shareholders of record on June 11, 2004.

On June 8, 2004, the Fund's Board of Directors announced its intention to decrease the monthly per share common dividend from $0.07 per common share to $0.06 per common share.

7. LEGAL PROCEEDINGS

On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain affiliates of the Investment
Manager, Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the chairman and a director of the Fund) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "market timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Fund and the Fund is not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they and their affiliates (including the Investment Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principle underwriter for any registered investment company, including the Fund. In such a case, the Investment Manager and the Investment Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Investment Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

14 Municipal Advantage Fund Semi-Annual Report | 4.30.04 |

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (concluded)

Since February, 2004, the Investment Manager, the Investment Adviser and certain of its affiliates, various investment companies advised by the Investment Manager and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specified periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seeks unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Fund has been named in several class action lawsuits. The Investment Manager and Investment Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming the Investment Manager, the Investment Adviser, various investment companies they advise (which may include the Fund), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager and certain of its affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of certain open-end investment companies advised by the Investment Manager and its affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Investment Adviser believe that these matters are not likely to have material adverse effect on the Fund or on the Investment Manager's or the Investment Adviser's ability to perform its respective investment advisory services related to the Fund.










                      | 4.30.04 | Municipal Advantage Fund Semi-Annual Report 15

MUNICIPAL ADVANTAGE FUND INC. FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------

                                     Six months
                                          ended
                                 April 30, 2004                    Year ended October 31,
                                     (unaudited)    2003          2002        2001        2000        1999
                                     ----------  ----------    ---------   ---------   ---------   ---------
Net asset value,
beginning of period                  $14.93        $14.84        $14.82      $13.75      $13.18      $15.23
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:

NET INVESTMENT INCOME                  0.45          0.91          0.99        1.03        1.05        1.05
Net realized and unrealized
gain (loss) on investments and
futures contracts                     (0.35)         0.15         (0.03)       1.04        0.60       (2.04)
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Total from investment
operations                             0.10          1.06          0.96        2.07        1.65       (0.99)
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
DIVIDENDS AND DISTRIBUTIONS
ON PREFERRED STOCK FROM:
Net investment income                 (0.05)        (0.08)        (0.11)      (0.26)      (0.32)      (0.26)
Net realized gains                    (0.00)+          --            --          --          --          --
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Total dividends and distributions
to preferred shareholders             (0.05)        (0.08)        (0.11)      (0.26)      (0.32)      (0.26)
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
NET INCREASE (DECREASE) IN NET
ASSETS APPLICABLE TO COMMON
SHARES RESULTING FROM
INVESTMENT OPERATIONS                  0.05          0.98          0.85        1.81        1.33       (1.25)
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
DIVIDENDS AND DISTRIBUTIONS
TO COMMON SHAREHOLDERS FROM:
Net investment income                 (0.44)        (0.89)        (0.83)      (0.74)      (0.76)      (0.80)
Net realized gains                    (0.05)           --            --          --          --          --
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Total dividends and distributions
to common shareholders                (0.49)        (0.89)        (0.83)      (0.74)      (0.76)      (0.80)
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Net asset value, end of period       $14.49        $14.93        $14.84      $14.82      $13.75      $13.18
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Market price, end of period          $12.94        $13.57        $13.04      $13.05     $11.375      $11.75
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN (1)           (1.3)%         11.0%          6.4%       20.4%        3.4%      (11.6)%
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
RATIOS/SUPPLEMENTALDATA
Net assets applicable to
common shareholders,
end of period (000's)              $105,175      $108,315      $107,673    $107,534     $99,778     $95,663
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Ratio of expenses to
average net assets (2)(3)              1.29%(4)      1.35%         1.38%       1.34%       1.44%       1.36%
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Ratio of net investment income
to average net assets (2)              5.92%(4)      6.09%         6.83%       7.17%       7.89%       7.22%
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
ASSET COVERAGE PER SHARE
OF PREFERRED STOCK                 $145,547      $148,442      $147,846    $147,707    $140,473    $136,768
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------
Portfolio turnover                       36%           23%           37%         25%         27%         22%
---------------------------------  ------------  ----------    ---------   ---------   ---------   ---------

+ Less than $0.005 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the year and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1f in Notes to Financial Statements)

(4) Annualized


16 Municipal  Advantage Fund Semi-Annual  Report | 4.30.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

DIRECTORS AND PRINCIPAL OFFICERS

Stephen Treadway
  Director, Chairman, Chairman of the Board

Paul Belica
  Director

Robert E. Connor
  Director

Raymond D. Horton
  Director

Wendy W. Luers
  Director

Brian S. Shlissel
  President & Chief Executive Officer

Matthew Greenwald
  Executive Vice President

Newton B. Schott, Jr.
  Executive Vice President & Secretary

Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer

Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Ave.
New York, NY 10017

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

P I M C O
---------
ADVISORS







                                                                   MVFCM-AR-4/04

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure requirement not currently effective

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisers website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal

     Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer


Date: July 9, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: July 9, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 9, 2004